Income Taxes - Summary of Income Tax Expense Components (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current income tax benefit / (expense):
U.S. Federal	$ 8,355	$ 1,424	$ 1,035
Foreign	(26,115)	(4,440)	(8,235)
Total current income tax expense	(17,760)	(3,016)	(7,200)
Deferred income tax benefit / (expense):
U.S. Federal	(1,077)	2,653	0
Foreign	19,067	21,801	12,425
Total deferred income tax expense	17,990	24,454	12,425
Income tax benefit	$ 230	$ 21,438	$ 5,225